Company Information - Creation of Inventiva U.S. subsidiary (Details)			12 Months Ended
	Mar. 31, 2021	Jan. 05, 2021	Dec. 31, 2022
Inventiva Inc.
Tax dispute settlement
Percent of ownership interest	100.00%	100.00%	100.00%